Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition
Standard period within which payment is expected to be received	90 days
Derivative instruments
Unrealized gains reclassified from other comprehensive income to earnings	$ 3,555
Gains (Losses) on Hedges - deemed effective cash flow hedges	2,256	4,416	1,986
Gain on Hedges - previously determined to be effective cash flow hedges		298	5,945
Unrealized losses reclassified from other comprehensive income to earnings	12 months
Minimum
Derivative instruments
Forward contracts utilized, expiration period	1 month
Maximum
Derivative instruments
Forward contracts utilized, expiration period	18 months
Commercial bank in which one of company's financial sponsors owns a non-controlling interest
Derivative instruments
Fair market value of derivatives designated as cash flow hedges included in current assets	586
Fair market value of derivatives designated as cash flow hedges included in current liabilities		84
Forward exchange contracts
Derivative instruments
Foreign exchange risk hedged using forward exchange contracts	206,535	216,491
Forward exchange contracts - determined to be effective cash flow hedges	167,140
Forward exchange contracts - contracts for which does not apply hedge accounting	39,395
Designated as cash flow hedges
Derivative instruments
Gain (loss) reflected in fair market value of derivatives	3,558	(2,424)	5,358
Elected not to apply hedge accounting
Derivative instruments
Gain (loss) reflected in fair market value of derivatives	244	(1,078)	373
Gain (Loss) on Hedges - Which does not apply Hedge Accounting	$ 2,114	$ (2,878)	$ 1,041